Share-based compensation (Details)				3 Months Ended
	Sep. 06, 2024 USD ($) $ / shares shares	Aug. 23, 2024 USD ($) $ / shares shares	Feb. 23, 2024 USD ($) shares	Mar. 31, 2025 USD ($) options shares	Mar. 31, 2024 USD ($) options shares
Share-based compensation (Details) [Line Items]
Share-based payment granted share optiion				57,692	12,308
share-based payment options expired					77
Share options were exercised (in options) | options				12,500
Total gross proceeds (in Dollars) | $				$ 45,887	$ 0
Surplus amount transfer to share capital (in Dollars) | $				$ 24,704
Description of share-based payment arrangement				the PSUs and RSUs. Each PSU and RSU converts into one Class B Subordinate Voting Share of the Company at $nil exercise price. The Company’s PSU Plan and RSU Plan provides that the number of common shares reserved for issuance may not exceed 10% of the aggregate number of common shares that are outstanding unless the Board has increased such limit by a Board resolution
Performance share unit, outstanding				0
Share based compensation (in Dollars) | $				$ 1,316,483	$ 0
Restricted Share Unit [Member]
Share-based compensation (Details) [Line Items]
Restricted share unit issued			846
Restricted share fair value (in Dollars) | $	$ 31,009	$ 137,625	$ 49,665
Number of share granted	7,500	32,690
Restricted unit per share (in Dollars per share) | $ / shares	$ 4.13	$ 4.21
Share based compensation (in Dollars) | $				$ 33,963
RSUs Converted to Class B Shares	7,500